Income tax (Tables)	12 Months Ended
Dec. 31, 2024
Income tax
Schedule of income tax

	2024	2023	2022
Current income tax	(35,200)	(38,456)	(20,468)
Deferred income tax	(263,620)	62,697	(4,415)
	(298,820)	24,241	(24,883)

Schedule of income tax expense differs from the theoretical amount

	2024	2023	2022
Income / (loss) for the year before income tax	606,732	202,226	190,518
Tax calculated at the tax rate in each country	(212,374)	(59,160)	(57,275)
Adjustments
Non-taxable income(6)	34,130	57,519	17,624
Expenses related to non-taxable income	(12,689)	(8,871)	(19,005)
Non-deductible expenses	(11,221)	(3,581)	(14,402)
Effect of tax inflation adjustment (1)	(167,973)	(114,289)	(123,956)
Effect of inflation adjustment	(80,365)	(53,895)	10,253
Effect of asset revaluation for tax purposes (2)	118,242	119,483	141,030
Inflation adjustment for tax purposes of tax losses (3)	76,622	81,273	57,322
Unrecognized deferred taxes (4)	(49,631)	(11,427)	(43,861)
Investment project exonerations (5)	12,737	12,552	6,095
Other	(6,298)	4,637	1,292
Income tax	(298,820)	24,241	(24,883)

(1)In order to determine the net taxable income of CAAP’s Argentine subsidiaries at the end of each year, the tax inflation adjustment determined in accordance with articles No. 95 to No. 98 of the income tax law has been incorporated into the tax results for a total amount of USD 167,973 as of December 31, 2024 (USD 114,289 and USD 123,956 as of December 31, 2023 and 2022 respectively), due to the fact that as of December 31, 2024, 2023 and 2022 the accumulated price index variation for the last 36 months has already exceeded 100%. Likewise, the income tax law allowed the deferral of the charge generated until 2020 by the tax inflation adjustment in six consecutive years. For 2024 the tax inflation adjustment is applicable as the accumulated inflation of the last three years is greater than 100%, and the adjustment resulting from this procedure was recognized as a current tax of the year. As consequence, as of December 31, 2024, USD 167,973 (USD 114,289 and USD 123,956 as of December 31, 2023 and 2022 respectively) was recognized as a reduction of current tax losses in deferred tax.

(2)Corresponds to the asset revaluation for tax purpose included in Law No. 27.430 of Argentina. As of March 29, 2019, AA2000 start exercising the option of the asset revaluation for tax purpose.

(3)On May 23, 2022, AA2000 filed tax returns for year 2021, reporting tax losses from previous years in accordance with the mechanism provided by the tax laws in Argentina. As of December 31, 2024, the taxable base of the historical tax carryforward losses (excluding the result of the current fiscal year) amounts to ARS 75,345 million, equivalent to USD 73.0 million, (ARS 38,585 million, equivalent to USD 47.7 million, as of December 31, 2023) and adjusted by inflation to ARS 138,781 million, equivalent to USD 134.5 million, (ARS 255,660 million, equivalent to USD 316.2 million, as of December 31, 2023). AA2000 also made a filing before AFIP, under tax secrecy protection provided by law, in order to preserve its rights in a transparency framework. AA2000’s management, with the assistance of its legal and tax advisors, believe that the arguments raised before AFIP are closely related to those considered by the court in similar procedures, and therefore, it has solid arguments to support the applied criteria.

(4)Mainly temporary differences for which no deferred income tax has been recognized from Brazilian concessions. Additionally, as of December 31, 2022 and December 31, 2024, deferred tax assets on tax loss carry forwards from Brazilian concessions for a total amount of USD 14.8 million and USD 35.8 million, respectively, were unrecognized because there was not sufficient evidence that there would be enough future taxable profits to use such tax losses.

11       Income tax (Cont.)

(5)On November 9, 2022, PDS was granted by Government of Uruguay tax exemptions related to investments to be made in connection with the development and expansion of new airports (Note 26.b) and the rest of the capex program of PDS managed by CAAP until the expiry of the concession in 2053. The exemptions include VAT and customs duties otherwise applied to construction costs as well as exemptions of income tax for a 25 year period, starting in 2022.

(6)As of December 31, 2023 includes USD 35.3 million related to the reversal of the impairment of intangible assets of ICASGA (see Note 12).